Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Statement of Cash Flows [Abstract]
Proceeds from sale of property and equipment	$ 442	$ 521	$ 328